Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	May 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Grants received		$ 3,699
Royalty rate		3.50%
Percent of grants received plus interest		100.00%
Net of royalties paid or accrued		$ 2,978		$ 2,734
Cost of revenues with respect to royalties		84	$ 64
Facilities rent expenses		893	824
Payment of earn-out consideration		604
Interest on claim		$ 1,101
Expiry date		Expire on various dates, the latest of which is in 2026
Litigation [Member]
Payment of earn-out consideration	$ 604
2014 and 2015 portions of earn-out consideration		$ 1,832
Vendor [Member]
License fees claim		$ 3,150